Segment and Geographical Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment and Geographical Information	Segment and Geographical Information

The Company has determined that it operates in a single operating and reportable segment.

The following table presents total external revenues by geographic location, based on the location of the Company’s merchants:

	Years ended
	December 31, 2023		December 31, 2022
	$	%	$	%
North America
Canada	388	5%	346	6%
United States	4,649	66%	3,720	67%
EMEA	1,255	18%	917	16%
APAC	699	10%	553	10%
Latin America	69	1%	64	1%
Total Revenue(1)	7,060	100%	5,600	100%
(1) Total revenue includes $147 and $46 for the years ended December 31, 2023 and 2022, respectively, which do not represent revenues recognized in the scope of ASC 606, Revenue from Contracts with Customers. These revenues relate to interest and fees earned from certain lending services.

The following table presents the total net book value of the Company’s long-lived physical assets by geographic location:

	December 31, 2023		December 31, 2022
	$	%	$	%
Canada	42	86%	55	42%
United States	5	10%	57	44%
Rest of World	2	4%	19	14%
	49	100.0%	131	100%